Trade and other receivables (Details Textual) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Factoring of receivables [member]
Factoring of receivables [Line Items]
Trade receivables derecognised pursuant to sale to the bank	₨ 13,739	₨ 14,790